EXCELSIOR FUNDS
                               6 ST. JAMES AVENUE
                          BOSTON, MASSACHUSETTS 02116
                                (617) 423-0800


                                                                October 23, 1995


Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

     RE: RULE 24F-2 NOTICE FOR EXCELSIOR FUNDS WITH RESPECT TO EXCELSIOR INSTITUTIONAL MONEY FUND AND EXCELSIOR INSTITUTIONAL TREASURY MONEY FUND (REGISTRATION STATEMENT FILE NO. 33-71306)

Ladies and Gentlemen:

         The purpose of this letter is to notify the Commission within two months of the end of the Registrant's fiscal year of the number of Registrant's shares of beneficial interest $0.00001 per share (the "Shares"), sold during the last fiscal year which are to be registered pursuant to Rule 24f-2 and to pay the appropriate registration fee.

         The information required by the above-referenced rule is as follows:

  1.     Fiscal year for which notice is filed:

              Year ended August 31, 1995

  2. Number of Shares which have been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remained unsold at the beginning of the fiscal year for which this notice is filed:

              None

  3. Number of Shares registered during the fiscal year other than pursuant to Rule 24f-2:

              None

  4. Number and dollar amount of Shares sold during the fiscal year for which this notice is filed:

                                                                 DOLLAR
REGISTRANT                                      SHARES*          AMOUNT*
Excelsior Institutional Money Fund              8,171,328,156    $8,171,328,156
Excelsior Institutional Treasury Money Fund     4,024,463,629    $4,024,463,629
                                               12,195,791,785   $12,195,791,785


  5. Number and dollar amount of Shares sold during the fiscal year for which this notice is filed in reliance upon registration pursuant to Rule 24f-2:

                                                                 DOLLAR
REGISTRANT                                      SHARES*          AMOUNT*
Excelsior Institutional Money Fund              8,171,328,156    $8,171,328,156
Excelsior Institutional Treasury Money Fund     4,024,463,629    $4,024,463,629
                                               12,195,791,785   $12,195,791,785

*Excludes shares issued upon reinvestment of dividends.

              Enclosed is an opinion of counsel. No fee is due to the Securities and Exchange Commission because the Trust had net redemptions for the fiscal year ended August 31, 1995. The Trust had net carryforward redemptions at August 31, 1995 in the amount of $120,859,560.

         Pursuant to Rule 24f-2(c) actual aggregate sales price used to calculate the filing fee is ($120,859,560). This amount reflects total shares sold in reliance upon registration pursuant to Rule 24f-2 of $12,195,791,785 reduced by the actual aggregate redemption price of $12,316,651,345 for shares redeemed during the fiscal year ended August 31, 1995.


                                                        Very truly yours,

                                                        EXCELSIOR FUNDS


                                                        By: /S/ DANIEL E. SHEA
                                                        Daniel E. Shea
                                                        Assistant Treasurer

                               PHILIP W. COOLIDGE
                               6 ST. JAMES AVENUE
                                   NINTH FLOOR
                          BOSTON, MASSACHUSETTS 02116
                                 (617) 423-0800


                                                                October 23, 1995


Excelsior Funds
6 St. James Avenue
Boston, MA  02116

RE: RULE 24F-2 NOTICE FOR EXCELSIOR FUNDS WITH RESPECT TO EXCELSIOR INSTITUTIONAL MONEY FUND AND INSTITUTIONAL TREASURY MONEY FUND


Ladies and Gentlemen:

         This opinion is being furnished in connection with the registration, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), of an indefinite number of Shares of Beneficial Interest (par value $0.00001 per share) (the "Shares") of Excelsior Funds, a Delaware business trust (the "Trust") under the Securities Act of 1933, as amended (the "1933 Act"). I understand that the Trust proposes to file a notice (the "Notice") with the Securities and Exchange Commission (the "Commission") with respect to the Trust's fiscal year ended August 31, 1995, pursuant to such Rule 24f-2 under the 1940 Act. This opinion is being furnished with a view to your filing it with the Commission in conjunction with the filing of the Notice.

         This opinion is limited solely to the laws of the State of Delaware as applied by courts in such State. I understand that the foregoing limitation is acceptable to you.

         Based upon and subject to the foregoing, please be advised that it is my opinion that the Shares covered by the Notice were legally issued and (to the extent still outstanding) are fully paid and nonassessable, except that, as set forth in the Trust's registration statements as currently in effect filed with the Commission pursuant to the 1933 Act, shareholders of the Trust may under certain circumstances be held personally liable for its obligations.

                                                          Very truly yours,

                                                          /S/ PHILIP W. COOLIDGE
                                                          Philip W. Coolidge